Common Stock Warrants (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Professional fee	$ 138,448	$ 1,086,332	$ 2,015,898	$ 949,319
Amortization of debt discount				5,008
Common Stock Warrants [Member]
Professional fee			6,079	$ 0
Stock based compensation expense			58,301
Amortization of debt discount			$ 32,973
Warrants expired			50,000	95,000
Weighted average fair value of warrants granted			$ 0.25	$ 0.75
Common Stock Warrant One [Member]
Professional fee			$ 14,421
Common Stock Warrant Two [Member]
Professional fee			11,943	$ 0
Common Stock Warrant Three [Member]
Professional fee			11,939	0
Common Stock Warrant Four [Member]
Professional fee			283,368	73,403
Common Stock Warrant Five [Member]
Professional fee			247,947	64,227
Common Stock Warrants Six [Member]
Professional fee			$ 637,578	637,578
Common Stock Warrants One [Member]
Professional fee				$ 0